Long-term debt - Reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Long-term debt.
Balance at beginning of year	R 81,405	R 79,877
Loans raised	31,061	9,664
Proceeds from new loans	24,961	9,277
Finance leases acquired	6,100	387
Loans repaid	(9,199)	(2,364)
Interest accrued	878	956	R 530
Amortisation of loan costs	462	279
Translation effect of foreign currency loans	22	(15)
Translation of foreign operations	4,825	(6,992)
Balance at end of year	R 109,454	R 81,405	R 79,877